CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 163,007	$ 123,935	$ 231,013
Adjustments to reconcile net income to cash flows from operating activities
Unrealized gain on derivative instruments	(9,644)	2,881	26,770
Gain on sale of available for sale securities	0	(1,567)	(5,332)
Gain on sale of businesses	0	(645)	(4,663)
Depreciation and amortization	107,368	81,109	76,571
Noncash lease expense	3,851	0	0
Amortization of acquired wholesale energy contracts	4,924	8,424	18,222
Allowance for equity used during construction	(17,053)	(6,492)	(5,531)
Allowance for doubtful accounts	2,238	2,387	2,579
Deferred income taxes	34,346	(2,822)	27,143
Deferred income tax benefit due to tax legislation	0	0	(75,736)
Equivalent value of ITCs recognized on equipment financing	(6,482)	(6,482)	0
Manufactured gas plant remediation costs	(7,651)	(13,878)	(16,171)
Equity in earnings, net of distributions received from equity investees	(5,848)	(4,156)	(1,725)
Cost of removal - asset retirement obligations	(245)	(258)	(298)
Contributions to postemployment benefit plans	(9,032)	(8,157)	(6,359)
Tax benefit of delivered shares from stock based compensation	647	1,290	2,950
Changes in:
Components of working capital	(8,096)	(27,759)	97,004
Other noncurrent assets	(44,129)	8,193	17,860
Other noncurrent liabilities	5,280	38,125	13,989
Cash flows from operating activities	213,481	194,128	398,286
Expenditures for:
Cost of removal	(22,059)	(40,195)	(47,643)
Investments in equity investees	(2,117)	(4,102)	(16,151)
Distributions from equity investees in excess of equity in earnings	1,907	2,428	3,117
Acquisition of assets, net of cash acquired of $5.1 million	(523,647)	0	(10,000)
Proceeds from sale of businesses, net of closing costs	0	205,745	27,916
Proceeds from sale of available for sale securities, net	0	34,484	6,616
Cash flows used in investing activities	(994,025)	(287,377)	(373,090)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from long-term debt	660,000	467,900
Proceeds from long-term debt			225,000
Payments of long-term debt	(20,286)	(218,638)
Payments of long-term debt			(165,486)
Proceeds from term loan	350,000	0	0
Payments of term loan	(350,000)	0	0
Proceeds from (payments of)short-term debt, net	99,900	(126,500)	(114,050)
Proceeds from sale leaseback transaction - solar	42,927	0	71,538
Proceeds from sale leaseback transaction - natural gas meters	4,000	9,895	7,820
Payments of common stock dividends	(117,804)	(104,059)	(95,835)
Proceeds from waiver discount issuance of common stock	0	57,391	41,677
Proceeds from issuance of common stock	18,080	16,717	17,136
Proceeds from equity offering	212,900	0	0
Tax withholding payments related to net settled stock compensation	(3,813)	(7,104)	(13,755)
Cash flows from (used in) financing activities	895,904	95,602	(25,955)
Change in cash, cash equivalents and restricted cash	115,360	2,353	(759)
Cash, cash equivalents and restricted cash at beginning of period	4,063	1,710	2,469
Cash, cash equivalents and restricted cash at end of period	119,423	4,063	1,710
CHANGES IN COMPONENTS OF WORKING CAPITAL
Receivables	5,065	63,795	(7,524)
Inventories	(3,254)	14,265	15,464
Recovery of natural gas costs	17,479	(15,733)	30,439
Natural gas purchases payable	(41,326)	(74,031)	51,187
Natural gas purchases payable - related parties	1	(360)	(1)
Prepaid expenses	2,548	(1,193)	2,037
Prepaid and accrued taxes	(2,376)	2,271	1,254
Accounts payable and other	20,390	2,256	40,422
Restricted broker margin accounts	(6,097)	(22,004)	(30,974)
Customers’ credit balances and deposits	(1,182)	(209)	368
Other current assets	656	3,184	(5,668)
Total	8,096	27,759	(97,004)
Cash paid (received) for:
Interest (net of amounts capitalized)	66,146	50,371	44,821
Income taxes	7,594	12,647	5,577
Accrued capital expenditures	19,434	30,725	30,559
Inception gain on natural gas swap contract recognized as non-cash proceeds from sale of business	0	0	14,579
Utility plant
Expenditures for:
Payments to acquire PP&E	(290,040)	(304,809)	(206,880)
Solar and wind equipment
Expenditures for:
Payments to acquire PP&E	(133,841)	(157,828)	(123,421)
Storage and transportation assets and other
Expenditures for:
Payments to acquire PP&E	$ (24,228)	$ (23,100)	$ (6,644)